Employee Incentive Programs - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capitalized costs, Oil and natural gas properties			$ 1,088,984	$ 1,039,919
Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units outstanding			234,440	326,454	374,659	642,355
Talos Energy LLC Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capitalized costs, Oil and natural gas properties	$ 200	$ 500	$ 900	$ 1,200	$ 1,900
Unrecognized compensation expense			3,400
Unrecognized compensation expense to be recognized over remainder of requisite service period			$ 1,100
Requisite service period			4 years
Talos Energy LLC Series B Units | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	200	$ 500	$ 900	$ 1,100	$ 1,700
Talos Energy LLC Series B Units | Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-Based Compensation authorized to grant			1,000,000
Units outstanding			992,850	980,250	906,000
Unrecognized compensation expense	2,900
Unrecognized compensation expense to be recognized over remainder of requisite service period	$ 700
Requisite service period	4 years
Unrecognized compensation expense to be recognized upon recoganization of Series A payout	$ 2,200
Units expected to be recognized			135,712
Compensation expense recognized period	21 months
Units authorized and not yet issued			7,150
Talos Energy LLC Series B Units | Series B Units | Monthly Basis Subject to Continued Employment.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of units to be vested covenant			80.00%
Vesting period			4 years
Talos Energy LLC Series B Units | Series B Units | Upon Occurrence of Liquidation Event or Approved Sale or Public Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of units to be vested covenant			20.00%
Talos Energy LLC Series B Units | Series A Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of compounded annual returns attained covenant	8.00%		8.00%
Unrecognized compensation expense to be recognized upon recoganization of Series A payout			$ 2,200
Compensation expense recognized period			24 months
Talos Energy LLC Series B Units | Series C Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distribution paid	$ 25,000		$ 25,000